iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited)
June 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .6%
Axon Enterprise, Inc.
(a) (b)
.................... 51,852 $ 10,117,362
Boeing Co. (The)
(a)
........................ 416,007 87,844,038
BWX Technologies, Inc. .................... 67,744 4,848,438
Curtiss-Wright Corp. ....................... 28,399 5,215,760
General Dynamics Corp. .................... 182,259 39,213,024
HEICO Corp.
(b)
.......................... 32,900 5,821,326
HEICO Corp. , Class A ...................... 58,847 8,273,888
Hexcel Corp. ............................ 62,674 4,764,478
Howmet Aerospace, Inc.
(b)
................... 282,754 14,013,288
Huntington Ingalls Industries, Inc. .............. 29,193 6,644,327
L3Harris Technologies, Inc. .................. 141,491 27,699,693
Lockheed Martin Corp. ..................... 168,538 77,591,524
Mercury Systems, Inc.
(a)
.................... 36,763 1,271,632
Northrop Grumman Corp. ................... 106,683 48,626,111
Raytheon Technologies Corp. ................ 1,091,184 106,892,385
Spirit AeroSystems Holdings, Inc. , Class A ........ 81,480 2,378,401
Textron, Inc. ............................ 149,950 10,141,119
TransDigm Group, Inc. ..................... 39,057 34,923,598
Woodward, Inc. .......................... 43,646 5,189,946
501,470,338
a
Air Freight & Logistics  —  0 .5%
CH Robinson Worldwide, Inc. ................ 86,500 8,161,275
Expeditors International of Washington, Inc. ....... 114,526 13,872,534
FedEx Corp. ............................ 172,804 42,838,112
GXO Logistics, Inc.
(a) (b)
..................... 87,111 5,472,313
United Parcel Service, Inc. , Class B ............ 539,738 96,748,037
167,092,271
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 202,679 20,691,499
BorgWarner, Inc. ......................... 174,841 8,551,473
Gentex Corp. ........................... 174,209 5,097,356
Lear Corp. ............................. 43,942 6,307,874
QuantumScape Corp. , Class A
(a) (b)
............. 204,890 1,637,071
42,285,273
a
Automobiles  —  2 .1%
Ford Motor Co. .......................... 2,923,930 44,239,061
General Motors Co. ....................... 1,032,474 39,812,198
Harley-Davidson, Inc. ...................... 99,306 3,496,564
Lucid Group, Inc.
(a) (b)
....................... 554,670 3,821,676
Rivian Automotive, Inc. , Class A
(a) (b)
............. 385,611 6,424,279
Tesla, Inc.
(a)
............................. 2,058,523 538,859,566
Thor Industries, Inc. ....................... 38,812 4,017,042
640,670,386
a
Banks  —  3 .0%
Bank of America Corp. ..................... 5,198,547 149,146,314
Bank OZK ............................. 83,034 3,334,646
BOK Financial Corp. ....................... 21,869 1,766,578
Citigroup, Inc. ........................... 1,452,222 66,860,301
Citizens Financial Group, Inc. ................ 363,752 9,486,652
Columbia Banking System, Inc. ............... 154,609 3,135,471
Comerica, Inc. ........................... 98,311 4,164,454
Commerce Bancshares, Inc. ................. 85,212 4,149,824
Cullen/Frost Bankers, Inc. ................... 43,807 4,710,567
East West Bancorp, Inc. .................... 104,714 5,527,852
Fifth Third Bancorp ....................... 510,454 13,378,999
First Citizens BancShares, Inc. , Class A .......... 8,209 10,535,841
First Hawaiian, Inc. ....................... 95,113 1,712,985
First Horizon Corp. ........................ 393,212 4,431,499
FNB Corp. ............................. 272,014 3,111,840
Security Shares Value
a
Banks (continued)
Huntington Bancshares, Inc. ................. 1,066,667 $ 11,498,670
JPMorgan Chase & Co. .................... 2,181,246 317,240,418
KeyCorp ............................... 694,774 6,419,712
M&T Bank Corp. ......................... 123,195 15,246,613
New York Community Bancorp, Inc. ............ 530,604 5,963,989
NU Holdings, Ltd. , Class A
(a) (b)
................ 1,718,064 13,555,525
Pinnacle Financial Partners, Inc. ............... 55,146 3,124,021
PNC Financial Services Group, Inc. (The) ........ 296,765 37,377,552
Popular, Inc. ............................ 54,618 3,305,481
Prosperity Bancshares, Inc. .................. 64,914 3,666,343
Regions Financial Corp. .................... 699,439 12,464,003
Synovus Financial Corp. .................... 106,909 3,233,997
Truist Financial Corp. ...................... 987,284 29,964,069
U.S. Bancorp ........................... 1,141,986 37,731,218
Webster Financial Corp. .................... 128,711 4,858,840
Wells Fargo & Co. ........................ 2,816,949 120,227,383
Western Alliance Bancorp ................... 79,773 2,909,321
Wintrust Financial Corp. .................... 44,342 3,220,116
Zions Bancorp NA ........................ 110,240 2,961,047
920,422,141
a
Beverages  —  1 .5%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 6,988 2,155,379
Brown-Forman Corp. , Class A
(b)
............... 36,911 2,512,532
Brown-Forman Corp. , Class B , NVS ............ 136,225 9,097,105
Celsius Holdings, Inc.
(a)
..................... 40,483 6,039,659
Coca-Cola Co. (The) ...................... 2,906,175 175,009,859
Constellation Brands, Inc. , Class A ............. 114,073 28,076,787
Keurig Dr Pepper, Inc. ..................... 710,099 22,204,796
Molson Coors Beverage Co. , Class B ........... 131,906 8,684,691
Monster Beverage Corp.
(a)
................... 554,337 31,841,117
PepsiCo, Inc. ........................... 1,027,886 190,385,045
476,006,970
a
Biotechnology  —  2 .2%
AbbVie, Inc. ............................ 1,316,758 177,406,805
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 91,611 17,400,593
Amgen, Inc. ............................ 399,349 88,663,465
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 74,248 6,763,993
Biogen, Inc.
(a)
........................... 107,670 30,669,800
BioMarin Pharmaceutical, Inc.
(a)
............... 138,192 11,978,483
Exact Sciences Corp.
(a) (b)
.................... 133,084 12,496,588
Exelixis, Inc.
(a)
........................... 237,190 4,532,701
Gilead Sciences, Inc. ...................... 931,541 71,793,865
Horizon Therapeutics PLC
(a)
................. 165,946 17,067,546
Incyte Corp.
(a)
........................... 137,647 8,568,526
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 107,113 4,394,846
Karuna Therapeutics, Inc.
(a)
.................. 26,467 5,739,369
Mirati Therapeutics, Inc.
(a) (b)
.................. 31,662 1,143,948
Moderna, Inc.
(a) (b)
......................... 250,804 30,472,686
Natera, Inc.
(a) (b)
.......................... 77,140 3,753,632
Neurocrine Biosciences, Inc.
(a)
................ 72,334 6,821,096
Regeneron Pharmaceuticals, Inc.
(a)
............. 77,536 55,712,717
Roivant Sciences, Ltd.
(a)
.................... 181,638 1,830,911
Sarepta Therapeutics, Inc.
(a) (b)
................ 66,602 7,627,261
Seagen, Inc.
(a)
........................... 104,396 20,092,054
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 50,417 2,325,736
United Therapeutics Corp.
(a)
.................. 33,040 7,293,580
Vertex Pharmaceuticals, Inc.
(a)
................ 192,191 67,633,935
662,184,136
a
Broadline Retail  —  3 .0%
Amazon.com, Inc.
(a)
....................... 6,721,766 876,249,416
Coupang, Inc.
(a)
.......................... 816,046 14,199,200
eBay, Inc. .............................. 398,092 17,790,731

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Broadline Retail (continued)
Etsy, Inc.
(a) (b)
............................ 91,374 $ 7,731,154
Kohl's Corp. ............................ 82,436 1,900,150
Macy's, Inc. ............................ 202,034 3,242,646
Nordstrom, Inc. .......................... 81,965 1,677,824
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 47,185 2,733,427
925,524,548
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 90,484 6,585,426
Advanced Drainage Systems, Inc.
(b)
............ 47,572 5,412,742
Allegion PLC ............................ 65,408 7,850,268
Armstrong World Industries, Inc. ............... 33,905 2,490,661
AZEK Co., Inc. (The) , Class A
(a)
............... 92,892 2,813,699
Builders FirstSource, Inc.
(a)
.................. 94,812 12,894,432
Carlisle Companies, Inc. .................... 38,078 9,768,149
Carrier Global Corp. ....................... 620,669 30,853,456
Fortune Brands Innovations, Inc. .............. 95,416 6,865,181
Hayward Holdings, Inc.
(a) (b)
................... 82,211 1,056,411
Johnson Controls International PLC ............ 513,689 35,002,769
Lennox International, Inc. ................... 23,753 7,745,141
Masco Corp. ............................ 167,304 9,599,904
Owens Corning .......................... 66,852 8,724,186
Trane Technologies PLC .................... 169,640 32,445,346
Trex Co., Inc.
(a) (b)
......................... 81,811 5,363,529
185,471,300
a
Capital Markets  —  2 .9%
Affiliated Managers Group, Inc. ............... 26,536 3,977,481
Ameriprise Financial, Inc. ................... 78,590 26,104,454
Ares Management Corp. , Class A .............. 119,353 11,499,662
Bank of New York Mellon Corp. (The) ........... 588,657 26,207,010
BlackRock, Inc.
(c)
......................... 110,954 76,684,748
Blackstone, Inc. , NVS ...................... 525,723 48,876,467
Blue Owl Capital, Inc. , Class A ................ 322,346 3,755,331
Carlyle Group, Inc. (The) .................... 152,247 4,864,292
Cboe Global Markets, Inc. ................... 79,390 10,956,614
Charles Schwab Corp. (The) ................. 1,104,623 62,610,032
CME Group, Inc. , Class A ................... 268,249 49,703,857
Coinbase Global, Inc. , Class A
(a) (b)
.............. 124,228 8,888,513
Evercore, Inc. , Class A ..................... 27,071 3,345,705
FactSet Research Systems, Inc. ............... 28,476 11,408,909
Franklin Resources, Inc. .................... 215,132 5,746,176
Goldman Sachs Group, Inc. (The) ............. 240,636 77,614,736
Houlihan Lokey, Inc. , Class A ................. 37,005 3,637,962
Interactive Brokers Group, Inc. , Class A
(b)
......... 74,300 6,172,101
Intercontinental Exchange, Inc. ............... 413,448 46,752,700
Invesco Ltd. ............................ 275,677 4,634,130
Janus Henderson Group PLC ................ 102,016 2,779,936
Jefferies Financial Group, Inc. ................ 150,471 4,991,123
KKR & Co., Inc. .......................... 481,135 26,943,560
Lazard Ltd. , Class A ....................... 81,474 2,607,168
LPL Financial Holdings, Inc. .................. 58,091 12,630,726
MarketAxess Holdings, Inc. .................. 27,851 7,280,808
Moody's Corp. ........................... 118,249 41,117,542
Morgan Stanley .......................... 896,063 76,523,780
Morningstar, Inc. ......................... 18,431 3,613,766
MSCI, Inc. , Class A ....................... 57,866 27,155,935
Nasdaq, Inc. ............................ 254,385 12,681,092
Northern Trust Corp. ....................... 153,930 11,412,370
Raymond James Financial, Inc. ............... 144,782 15,024,028
Robinhood Markets, Inc. , Class A
(a)
............. 494,272 4,932,835
S&P Global, Inc. ......................... 239,600 96,053,244
SEI Investments Co. ....................... 76,229 4,544,773
State Street Corp. ........................ 248,591 18,191,889
Stifel Financial Corp. ...................... 75,473 4,503,474
Security Shares Value
a
Capital Markets (continued)
T Rowe Price Group, Inc. ................... 164,068 $ 18,378,897
TPG, Inc. , Class A ........................ 47,768 1,397,692
Tradeweb Markets, Inc. , Class A ............... 85,448 5,851,479
Virtu Financial, Inc. , Class A .................. 72,970 1,247,057
XP, Inc. , Class A
(a) (b)
....................... 247,312 5,801,940
899,105,994
a
Chemicals  —  1 .7%
Air Products and Chemicals, Inc. .............. 165,606 49,603,965
Albemarle Corp. ......................... 87,680 19,560,531
Ashland, Inc. ............................ 38,338 3,331,955
Axalta Coating Systems Ltd.
(a)
................ 163,019 5,348,653
Celanese Corp. .......................... 73,595 8,522,301
CF Industries Holdings, Inc. .................. 147,576 10,244,726
Chemours Co. (The) ....................... 110,046 4,059,597
Corteva, Inc. ............................ 532,866 30,533,222
Dow, Inc. .............................. 528,597 28,153,076
DuPont de Nemours, Inc. ................... 344,000 24,575,360
Eastman Chemical Co. ..................... 88,436 7,403,862
Ecolab, Inc. ............................ 185,807 34,688,309
Element Solutions, Inc. ..................... 169,399 3,252,461
FMC Corp. ............................. 92,755 9,678,057
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 1,142,951 2,125,889
Huntsman Corp. ......................... 134,783 3,641,837
International Flavors & Fragrances, Inc. .......... 191,479 15,239,814
Linde PLC ............................. 365,631 139,334,661
LyondellBasell Industries NV , Class A ........... 192,562 17,682,968
Mosaic Co. (The) ......................... 246,432 8,625,120
NewMarket Corp. ......................... 4,209 1,692,523
Olin Corp. .............................. 96,225 4,945,003
PPG Industries, Inc. ....................... 174,799 25,922,692
RPM International, Inc. ..................... 94,633 8,491,419
Scotts Miracle-Gro Co. (The) , Class A ........... 29,904 1,874,682
Sherwin-Williams Co. (The) .................. 177,244 47,061,827
Westlake Corp. .......................... 24,419 2,917,338
518,511,848
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 64,533 32,078,064
Clean Harbors, Inc.
(a)
...................... 37,673 6,194,571
Copart, Inc.
(a)
........................... 320,314 29,215,840
Driven Brands Holdings, Inc.
(a) (b)
............... 46,757 1,265,245
MSA Safety, Inc. ......................... 27,145 4,722,144
RB Global, Inc.
(b)
......................... 135,243 8,114,580
Republic Services, Inc. ..................... 153,608 23,528,137
Rollins, Inc. ............................. 164,611 7,050,289
Stericycle, Inc.
(a)
......................... 67,925 3,154,437
Tetra Tech, Inc. .......................... 39,338 6,441,204
Waste Management, Inc. .................... 303,073 52,558,920
174,323,431
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 186,831 30,277,832
Ciena Corp.
(a)
........................... 110,572 4,698,204
Cisco Systems, Inc. ....................... 3,060,013 158,325,073
F5, Inc.
(a)
.............................. 45,195 6,610,221
Juniper Networks, Inc. ..................... 236,820 7,419,571
Lumentum Holdings, Inc.
(a)
.................. 50,895 2,887,273
Motorola Solutions, Inc. .................... 123,104 36,103,941
Ubiquiti, Inc. ............................ 3,114 547,285
Viasat, Inc.
(a) (b)
........................... 56,353 2,325,125
249,194,525
a

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Construction & Engineering  —  0 .2%
AECOM ............................... 97,390 $ 8,247,959
EMCOR Group, Inc. ....................... 34,905 6,449,746
MasTec, Inc.
(a) (b)
.......................... 45,139 5,325,048
MDU Resources Group, Inc. ................. 154,862 3,242,810
Quanta Services, Inc. ...................... 106,653 20,951,982
Valmont Industries, Inc. ..................... 15,551 4,526,118
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 146,429 6,997,842
55,741,505
a
Construction Materials  —  0 .2%
Eagle Materials, Inc. ....................... 26,320 4,906,574
Martin Marietta Materials, Inc. ................ 46,368 21,407,642
Vulcan Materials Co. ...................... 98,990 22,316,306
48,630,522
a
Consumer Finance  —  0 .5%
Ally Financial, Inc. ........................ 201,455 5,441,299
American Express Co. ..................... 440,948 76,813,142
Capital One Financial Corp. .................. 282,421 30,888,385
Credit Acceptance Corp.
(a) (b)
.................. 5,010 2,544,729
Discover Financial Services .................. 188,801 22,061,397
OneMain Holdings, Inc. ..................... 86,800 3,792,292
SLM Corp. ............................. 182,912 2,985,124
SoFi Technologies, Inc.
(a) (b)
.................. 682,954 5,695,836
Synchrony Financial ....................... 317,760 10,778,419
161,000,623
a
Consumer Staples Distribution & Retail  —  1 .8%
Albertsons Companies, Inc. , Class A ............ 310,147 6,767,407
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 101,598 6,401,690
Casey's General Stores, Inc. ................. 27,481 6,702,066
Costco Wholesale Corp. .................... 330,589 177,982,506
Dollar General Corp. ...................... 163,205 27,708,945
Dollar Tree, Inc.
(a)
......................... 156,040 22,391,740
Grocery Outlet Holding Corp.
(a) (b)
............... 69,502 2,127,456
Kroger Co. (The) ......................... 489,089 22,987,183
Performance Food Group Co.
(a)
............... 112,174 6,757,362
Sysco Corp. ............................ 377,394 28,002,635
Target Corp. ............................ 342,784 45,213,210
U.S. Foods Holding Corp.
(a)
.................. 168,707 7,423,108
Walgreens Boots Alliance, Inc. ................ 536,664 15,289,557
Walmart, Inc. ............................ 1,064,909 167,382,397
543,137,262
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 1,103,785 11,015,774
AptarGroup, Inc. ......................... 49,778 5,767,279
Ardagh Group SA
(a)
....................... 12,001 70,566
Ardagh Metal Packaging SA ................. 108,872 409,359
Avery Dennison Corp. ...................... 59,997 10,307,485
Ball Corp.
(b)
............................. 230,494 13,417,056
Berry Global Group, Inc. .................... 90,751 5,838,919
Crown Holdings, Inc. ...................... 78,992 6,862,035
Graphic Packaging Holding Co. ............... 225,313 5,414,271
International Paper Co. ..................... 257,897 8,203,704
Packaging Corp. of America ................. 65,887 8,707,626
Sealed Air Corp. ......................... 110,328 4,413,120
Silgan Holdings, Inc. ....................... 64,015 3,001,663
Sonoco Products Co. ...................... 71,854 4,240,823
Westrock Co. ........................... 188,101 5,468,096
93,137,776
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 103,727 17,553,720
LKQ Corp. ............................. 198,374 11,559,253
Security Shares Value
a
Distributors (continued)
Pool Corp. ............................. 28,717 $ 10,758,537
39,871,510
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 154,293 930,387
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 42,607 3,939,017
Grand Canyon Education, Inc.
(a)
............... 23,367 2,411,708
H&R Block, Inc. .......................... 112,739 3,592,992
Mister Car Wash, Inc.
(a) (b)
.................... 56,903 549,114
Service Corp. International .................. 110,907 7,163,483
18,586,701
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 156,508 10,573,680
a
Diversified Telecommunication Services  —  0 .7%
AT&T, Inc. .............................. 5,336,008 85,109,328
Frontier Communications Parent, Inc.
(a) (b)
......... 180,830 3,370,671
Iridium Communications, Inc. ................. 92,835 5,766,910
Verizon Communications, Inc. ................ 3,136,565 116,648,852
210,895,761
a
Electric Utilities  —  1 .6%
Alliant Energy Corp. ....................... 187,808 9,856,164
American Electric Power Co., Inc. .............. 384,161 32,346,356
Avangrid, Inc. ........................... 52,334 1,971,945
Constellation Energy Corp. .................. 243,480 22,290,594
Duke Energy Corp. ....................... 575,769 51,669,510
Edison International ....................... 282,200 19,598,790
Entergy Corp. ........................... 157,655 15,350,868
Evergy, Inc. ............................. 167,115 9,762,858
Eversource Energy ....................... 258,272 18,316,650
Exelon Corp. ............................ 742,262 30,239,754
FirstEnergy Corp. ........................ 405,191 15,753,826
Hawaiian Electric Industries, Inc. .............. 80,649 2,919,494
IDACORP, Inc. .......................... 37,212 3,817,951
NextEra Energy, Inc. ...................... 1,508,802 111,953,109
NRG Energy, Inc. ......................... 171,844 6,425,247
OGE Energy Corp. ........................ 147,655 5,302,291
PG&E Corp.
(a)
........................... 1,342,016 23,190,037
Pinnacle West Capital Corp. ................. 84,629 6,893,878
PPL Corp. ............................. 553,020 14,632,909
Southern Co. (The) ....................... 813,160 57,124,490
Xcel Energy, Inc. ......................... 409,382 25,451,279
484,868,000
a
Electrical Equipment  —  0 .7%
Acuity Brands, Inc.
(b)
....................... 23,830 3,886,197
AMETEK, Inc. ........................... 172,193 27,874,603
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 185,719 1,632,470
Eaton Corp. PLC ......................... 296,790 59,684,469
Emerson Electric Co. ...................... 426,021 38,508,038
Generac Holdings, Inc.
(a) (b)
................... 45,839 6,835,970
Hubbell, Inc. ............................ 39,831 13,206,366
nVent Electric PLC ........................ 122,714 6,340,632
Plug Power, Inc.
(a) (b)
....................... 393,136 4,084,683
Regal Rexnord Corp. ...................... 48,367 7,443,681
Rockwell Automation, Inc. ................... 85,733 28,244,737
Sensata Technologies Holding PLC ............ 113,935 5,125,936
Sunrun, Inc.
(a) (b)
.......................... 155,630 2,779,552
Vertiv Holdings Co. , Class A ................. 240,886 5,966,746
211,614,080
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 434,120 36,878,494
Arrow Electronics, Inc.
(a)
.................... 43,530 6,234,802

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc. ............................. 69,914 $ 3,527,161
CDW Corp. ............................. 100,901 18,515,333
Cognex Corp. ........................... 128,844 7,217,841
Coherent Corp.
(a) (b)
........................ 88,656 4,519,683
Corning, Inc. ............................ 566,557 19,852,157
IPG Photonics Corp.
(a)
..................... 22,322 3,031,774
Jabil, Inc. .............................. 96,807 10,448,380
Keysight Technologies, Inc.
(a)
................. 132,177 22,133,039
Littelfuse, Inc. ........................... 17,954 5,230,180
National Instruments Corp. .................. 98,792 5,670,661
TD SYNNEX Corp. ........................ 30,945 2,908,830
Teledyne Technologies, Inc.
(a)
................. 34,465 14,168,906
Trimble, Inc.
(a)
........................... 184,195 9,751,283
Vontier Corp. ............................ 116,070 3,738,615
Zebra Technologies Corp. , Class A
(a)
............ 38,117 11,276,152
185,103,291
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 754,662 23,854,866
Halliburton Co. .......................... 670,029 22,104,257
NOV, Inc. .............................. 289,194 4,638,672
Schlumberger Ltd. ........................ 1,062,819 52,205,669
TechnipFMC PLC
(a)
....................... 326,822 5,431,781
108,235,245
a
Entertainment  —  1 .5%
Activision Blizzard, Inc.
(a)
.................... 582,579 49,111,410
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 381,557 1,678,851
Electronic Arts, Inc. ....................... 204,288 26,496,154
Liberty Media Corp.-Liberty Formula One , Series A
(a) (b)
15,596 1,054,601
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 144,420 10,871,938
Live Nation Entertainment, Inc.
(a) (b)
............. 116,633 10,626,433
Madison Square Garden Sports Corp. , Class A ..... 14,237 2,677,268
Netflix, Inc.
(a) (b)
........................... 327,295 144,170,174
Playtika Holding Corp.
(a)
.................... 17,543 203,499
ROBLOX Corp. , Class A
(a)
................... 341,923 13,779,497
Roku, Inc. , Class A
(a)
...................... 91,873 5,876,197
Spotify Technology SA
(a)
.................... 104,531 16,782,452
Take-Two Interactive Software, Inc.
(a) (b)
.......... 123,913 18,235,037
Walt Disney Co. (The)
(a)
.................... 1,365,052 121,871,842
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 1,641,266 20,581,476
World Wrestling Entertainment, Inc. , Class A ...... 31,865 3,456,396
447,473,225
a
Financial Services  —  4 .2%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 165,261 2,533,451
Apollo Global Management, Inc. ............... 388,648 29,852,053
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,366,197 465,873,177
Block, Inc. , Class A
(a)
...................... 405,683 27,006,317
Equitable Holdings, Inc. .................... 266,162 7,228,960
Euronet Worldwide, Inc.
(a) (b)
.................. 35,000 4,107,950
Fidelity National Information Services, Inc. ........ 445,563 24,372,296
Fiserv, Inc.
(a)
............................ 459,879 58,013,736
FleetCor Technologies, Inc.
(a)
................. 54,194 13,607,030
Global Payments, Inc. ..................... 195,785 19,288,738
Jack Henry & Associates, Inc. ................ 53,795 9,001,517
Mastercard, Inc. , Class A .................... 625,938 246,181,415
MGIC Investment Corp. .................... 217,817 3,439,330
PayPal Holdings, Inc.
(a)
..................... 839,805 56,040,188
Rocket Companies, Inc. , Class A
(a) (b)
............ 84,939 761,054
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 40,829 2,772,697
TFS Financial Corp. ....................... 44,422 558,385
Toast, Inc. , Class A
(a) (b)
..................... 263,763 5,953,131
UWM Holdings Corp. , Class A
(b)
............... 67,645 378,812
Security Shares Value
a
Financial Services (continued)
Visa, Inc. , Class A ........................ 1,208,178 $ 286,918,111
Voya Financial, Inc. ....................... 73,925 5,301,162
Western Union Co. (The) ................... 216,499 2,539,533
WEX, Inc.
(a)
............................. 32,692 5,952,233
1,277,681,276
a
Food Products  —  1 .0%
Archer-Daniels-Midland Co. .................. 404,108 30,534,400
Bunge Ltd. ............................. 111,205 10,492,192
Campbell Soup Co. ....................... 145,687 6,659,353
Conagra Brands, Inc. ...................... 350,854 11,830,797
Darling Ingredients, Inc.
(a) (b)
.................. 118,217 7,541,062
Flowers Foods, Inc. ....................... 138,185 3,438,043
Freshpet, Inc.
(a) (b)
......................... 34,444 2,266,760
General Mills, Inc. ........................ 437,682 33,570,209
Hershey Co. (The) ........................ 110,252 27,529,924
Hormel Foods Corp. ....................... 213,148 8,572,813
Ingredion, Inc. ........................... 48,090 5,095,135
J M Smucker Co. (The) ..................... 76,519 11,299,561
Kellogg Co. ............................. 193,701 13,055,447
Kraft Heinz Co. (The) ...................... 598,461 21,245,365
Lamb Weston Holdings, Inc. ................. 107,960 12,410,002
McCormick & Co., Inc. , NVS ................. 186,487 16,267,261
Mondelez International, Inc. , Class A ............ 1,013,522 73,926,295
Pilgrim's Pride Corp.
(a)
..................... 35,899 771,470
Post Holdings, Inc.
(a) (b)
...................... 40,258 3,488,356
Seaboard Corp. .......................... 201 715,705
Tyson Foods, Inc. , Class A .................. 208,609 10,647,403
311,357,553
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 106,547 12,395,678
National Fuel Gas Co. ..................... 66,689 3,425,147
UGI Corp. .............................. 156,397 4,218,027
20,038,852
a
Ground Transportation  —  1 .0%
Avis Budget Group, Inc.
(a) (b)
.................. 15,214 3,478,985
CSX Corp. ............................. 1,512,870 51,588,867
Hertz Global Holdings, Inc.
(a) (b)
................ 100,100 1,840,839
JB Hunt Transport Services, Inc. .............. 61,552 11,142,758
Knight-Swift Transportation Holdings, Inc. , Class A .. 115,808 6,434,292
Landstar System, Inc.
(b)
..................... 26,727 5,146,017
Lyft, Inc. , Class A
(a) (b)
....................... 228,240 2,188,822
Norfolk Southern Corp. ..................... 169,585 38,455,095
Old Dominion Freight Line, Inc.
(b)
.............. 73,425 27,148,894
Ryder System, Inc. ........................ 36,009 3,053,203
Saia, Inc.
(a) (b)
............................ 19,770 6,769,446
Schneider National, Inc. , Class B .............. 43,909 1,261,066
Uber Technologies, Inc.
(a)
................... 1,445,434 62,399,386
U-Haul Holding Co. ....................... 6,686 369,870
U-Haul Holding Co. , Series N , NVS ............. 60,348 3,057,833
Union Pacific Corp. ....................... 454,312 92,961,321
XPO, Inc.
(a) (b)
............................ 84,800 5,003,200
322,299,894
a
Health Care Equipment & Supplies  —  2 .8%
Abbott Laboratories ....................... 1,292,069 140,861,362
Align Technology, Inc.
(a) (b)
.................... 56,859 20,107,617
Baxter International, Inc. .................... 375,482 17,106,960
Becton Dickinson & Co. .................... 211,207 55,760,760
Boston Scientific Corp.
(a)
.................... 1,071,113 57,936,502
Cooper Companies, Inc. (The) ................ 36,272 13,907,773
Dentsply Sirona, Inc. ...................... 158,801 6,355,216
Dexcom, Inc.
(a)
.......................... 288,852 37,120,371

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.
(a)
................ 448,643 $ 42,320,494
Enovis Corp.
(a)
........................... 37,722 2,418,735
Envista Holdings Corp.
(a)
.................... 123,951 4,194,502
GE HealthCare Technologies, Inc.
(b)
............ 291,731 23,700,226
Globus Medical, Inc. , Class A
(a)
............... 59,232 3,526,673
Hologic, Inc.
(a)
........................... 180,763 14,636,380
ICU Medical, Inc.
(a) (b)
....................... 14,697 2,618,858
IDEXX Laboratories, Inc.
(a)
................... 61,356 30,814,824
Inspire Medical Systems, Inc.
(a)
............... 21,411 6,950,867
Insulet Corp.
(a)
........................... 51,417 14,825,578
Integra LifeSciences Holdings Corp.
(a)
........... 54,769 2,252,649
Intuitive Surgical, Inc.
(a)
..................... 260,894 89,210,094
Masimo Corp.
(a)
.......................... 35,695 5,873,612
Medtronic PLC .......................... 989,958 87,215,300
Novocure Ltd.
(a) (b)
......................... 76,713 3,183,590
Penumbra, Inc.
(a) (b)
........................ 27,032 9,300,630
QuidelOrtho Corp.
(a)
....................... 39,809 3,298,574
ResMed, Inc. ........................... 108,347 23,673,819
Shockwave Medical, Inc.
(a)
................... 26,994 7,704,358
STERIS PLC ............................ 74,176 16,688,116
Stryker Corp. ........................... 264,757 80,774,713
Tandem Diabetes Care, Inc.
(a) (b)
............... 46,994 1,153,233
Teleflex, Inc. ............................ 34,661 8,389,002
Zimmer Biomet Holdings, Inc. ................ 157,453 22,925,157
856,806,545
a
Health Care Providers & Services  —  2 .7%
Acadia Healthcare Co., Inc.
(a) (b)
................ 67,856 5,404,052
agilon health, Inc.
(a) (b)
...................... 194,855 3,378,786
Amedisys, Inc.
(a)
......................... 23,665 2,163,928
AmerisourceBergen Corp. ................... 120,401 23,168,764
Cardinal Health, Inc. ....................... 192,521 18,206,711
Centene Corp.
(a) (b)
........................ 410,885 27,714,193
Chemed Corp. ........................... 10,854 5,879,286
Cigna Group (The) ........................ 217,597 61,057,718
CVS Health Corp. ........................ 957,258 66,175,246
DaVita, Inc.
(a)
............................ 40,204 4,039,296
Elevance Health, Inc. ...................... 176,684 78,498,934
Encompass Health Corp. ................... 72,555 4,912,699
HCA Healthcare, Inc. ...................... 152,378 46,243,675
Henry Schein, Inc.
(a) (b)
...................... 97,038 7,869,782
Humana, Inc. ........................... 93,093 41,624,673
Laboratory Corp. of America Holdings ........... 66,171 15,969,047
McKesson Corp. ......................... 102,275 43,703,130
Molina Healthcare, Inc.
(a) (b)
................... 43,004 12,954,525
Premier, Inc. , Class A ...................... 90,113 2,492,526
Quest Diagnostics, Inc. ..................... 82,677 11,621,079
R1 RCM, Inc.
(a)
.......................... 113,815 2,099,887
Tenet Healthcare Corp.
(a)
.................... 75,146 6,115,382
UnitedHealth Group, Inc. .................... 693,504 333,325,763
Universal Health Services, Inc. , Class B ......... 45,608 7,195,574
831,814,656
a
Health Care REITs  —  0 .2%
Healthcare Realty Trust, Inc. , Class A ........... 279,813 5,277,273
Healthpeak Properties, Inc. .................. 404,193 8,124,279
Medical Properties Trust, Inc. ................. 437,457 4,050,852
Omega Healthcare Investors, Inc. .............. 178,956 5,492,159
Ventas, Inc. ............................ 296,221 14,002,367
Welltower, Inc. ........................... 370,192 29,944,831
66,891,761
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a) (b)
.......................... 86,129 1,568,409
Doximity, Inc. , Class A
(a) (b)
................... 86,398 2,939,260
Security Shares Value
a
Health Care Technology (continued)
Teladoc Health, Inc.
(a) (b)
..................... 119,078 $ 3,015,055
Veeva Systems, Inc. , Class A
(a) (b)
.............. 107,873 21,329,728
28,852,452
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 524,107 8,820,721
Park Hotels & Resorts, Inc. .................. 166,743 2,137,645
10,958,366
a
Hotels, Restaurants & Leisure  —  2 .3%
Airbnb, Inc. , Class A
(a) (b)
..................... 302,050 38,710,728
Aramark ............................... 177,940 7,660,317
Booking Holdings, Inc.
(a)
.................... 27,652 74,669,525
Boyd Gaming Corp. ....................... 54,695 3,794,192
Caesars Entertainment, Inc.
(a)
................ 154,204 7,859,778
Carnival Corp.
(a)
.......................... 740,931 13,951,731
Chipotle Mexican Grill, Inc.
(a)
................. 20,511 43,873,029
Choice Hotels International, Inc.
(b)
.............. 23,169 2,722,821
Churchill Downs, Inc. ...................... 53,483 7,443,229
Darden Restaurants, Inc. ................... 89,674 14,982,732
Domino's Pizza, Inc. ....................... 26,532 8,941,019
DoorDash, Inc. , Class A
(a) (b)
.................. 224,720 17,173,102
DraftKings, Inc. , Class A
(a) (b)
.................. 311,312 8,271,560
Expedia Group, Inc.
(a) (b)
..................... 106,960 11,700,354
Hilton Worldwide Holdings, Inc. ............... 191,518 27,875,445
Hyatt Hotels Corp. , Class A
(b)
................. 34,638 3,968,822
Las Vegas Sands Corp.
(a)
................... 248,281 14,400,298
Marriott International, Inc. , Class A ............. 188,016 34,536,659
Marriott Vacations Worldwide Corp. ............. 26,877 3,298,345
McDonald's Corp. ........................ 544,244 162,407,852
MGM Resorts International .................. 223,337 9,808,961
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 308,787 6,722,293
Penn Entertainment, Inc.
(a) (b)
................. 117,275 2,818,118
Planet Fitness, Inc. , Class A
(a)
................ 61,681 4,159,767
Royal Caribbean Cruises Ltd.
(a) (b)
.............. 174,323 18,084,268
Starbucks Corp. .......................... 840,868 83,296,384
Texas Roadhouse, Inc. ..................... 49,770 5,588,176
Travel + Leisure Co. ....................... 55,257 2,229,067
Vail Resorts, Inc. ......................... 30,391 7,651,238
Wendy's Co. (The) ........................ 131,529 2,860,756
Wingstop, Inc. ........................... 22,295 4,462,567
Wyndham Hotels & Resorts, Inc. .............. 62,554 4,289,328
Wynn Resorts Ltd. ........................ 77,211 8,154,254
Yum! Brands, Inc. ........................ 208,867 28,938,523
697,305,238
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 231,804 28,208,229
Garmin Ltd. ............................. 114,711 11,963,210
Leggett & Platt, Inc. ....................... 102,713 3,042,359
Lennar Corp. , Class A ...................... 186,568 23,378,836
Lennar Corp. , Class B ..................... 10,297 1,163,355
Mohawk Industries, Inc.
(a)
................... 38,819 4,004,568
Newell Brands, Inc. ....................... 283,669 2,467,920
NVR, Inc.
(a)
............................. 2,201 13,977,715
PulteGroup, Inc. ......................... 165,191 12,832,037
Tempur Sealy International, Inc. ............... 123,984 4,968,039
Toll Brothers, Inc. ......................... 83,389 6,593,568
TopBuild Corp.
(a)
......................... 23,792 6,329,148
Whirlpool Corp. .......................... 39,927 5,940,738
124,869,722
a
Household Products  —  1 .2%
Church & Dwight Co., Inc. ................... 181,037 18,145,339
Clorox Co. (The) ......................... 91,427 14,540,550

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Household Products (continued)
Colgate-Palmolive Co. ..................... 611,596 $ 47,117,356
Kimberly-Clark Corp. ...................... 252,295 34,831,848
Procter & Gamble Co. (The) ................. 1,756,439 266,522,054
Reynolds Consumer Products, Inc. ............. 40,213 1,136,017
Spectrum Brands Holdings, Inc. ............... 30,248 2,360,856
384,654,020
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 500,599 10,377,417
Brookfield Renewable Corp. , Class A ........... 98,335 3,099,519
Clearway Energy, Inc. , Class A ................ 25,806 696,762
Clearway Energy, Inc. , Class C ............... 60,980 1,741,589
Vistra Corp. ............................ 279,515 7,337,269
23,252,556
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 409,749 41,011,777
General Electric Co. ....................... 808,022 88,761,217
Honeywell International, Inc. ................. 497,193 103,167,548
232,940,542
a
Industrial REITs  —  0 .4%
Americold Realty Trust, Inc. .................. 200,350 6,471,305
EastGroup Properties, Inc. .................. 32,649 5,667,867
First Industrial Realty Trust, Inc. ............... 98,824 5,202,095
Prologis, Inc. ............................ 688,549 84,436,764
Rexford Industrial Realty, Inc. ................ 146,550 7,652,841
STAG Industrial, Inc. ...................... 133,680 4,796,438
114,227,310
a
Insurance  —  2 .2%
Aflac, Inc. .............................. 448,387 31,297,413
Allstate Corp. (The) ....................... 195,024 21,265,417
American Financial Group, Inc. ............... 54,170 6,432,687
American International Group, Inc. ............. 546,590 31,450,789
Aon PLC , Class A ........................ 150,664 52,009,213
Arch Capital Group Ltd.
(a)
................... 263,647 19,733,978
Arthur J Gallagher & Co. .................... 157,739 34,634,752
Assurant, Inc. ........................... 40,474 5,088,391
Assured Guaranty Ltd. ..................... 44,062 2,458,660
Axis Capital Holdings Ltd. ................... 57,623 3,101,846
Brighthouse Financial, Inc.
(a) (b)
................ 48,416 2,292,498
Brown & Brown, Inc. ....................... 177,322 12,206,846
Chubb Ltd. ............................. 307,192 59,152,892
Cincinnati Financial Corp. ................... 115,440 11,234,621
CNA Financial Corp. ....................... 18,453 712,655
Everest Re Group Ltd. ..................... 31,799 10,870,806
Fidelity National Financial, Inc. ................ 195,061 7,022,196
First American Financial Corp. ................ 76,143 4,341,674
Globe Life, Inc. .......................... 66,245 7,261,777
Hanover Insurance Group, Inc. (The) ........... 26,920 3,042,768
Hartford Financial Services Group, Inc. (The) ...... 226,831 16,336,369
Kemper Corp. ........................... 46,903 2,263,539
Kinsale Capital Group, Inc. .................. 16,255 6,082,621
Lincoln National Corp. ..................... 125,652 3,236,795
Loews Corp. ............................ 140,959 8,370,145
Markel Group, Inc.
(a) (b)
...................... 9,854 13,629,856
Marsh & McLennan Companies, Inc. ............ 368,894 69,381,583
MetLife, Inc. ............................ 481,895 27,241,524
Old Republic International Corp. ............... 201,466 5,070,899
Primerica, Inc. ........................... 27,638 5,465,691
Principal Financial Group, Inc. ................ 180,837 13,714,678
Progressive Corp. (The) .................... 436,615 57,794,728
Prudential Financial, Inc. .................... 274,414 24,208,803
Reinsurance Group of America, Inc. ............ 49,530 6,869,316
Security Shares Value
a
Insurance (continued)
RenaissanceRe Holdings Ltd. ................ 36,675 $ 6,840,621
RLI Corp. .............................. 29,937 4,085,502
Ryan Specialty Holdings, Inc. , Class A
(a)
......... 68,344 3,067,962
Travelers Companies, Inc. (The) ............... 171,758 29,827,494
Unum Group ............................ 145,710 6,950,367
W R Berkley Corp. ........................ 155,282 9,248,596
White Mountains Insurance Group Ltd.
(b)
......... 1,831 2,543,094
Willis Towers Watson PLC ................... 79,347 18,686,218
666,528,280
a
Interactive Media & Services  —  4 .9%
Alphabet, Inc. , Class A
(a)
.................... 4,433,582 530,699,765
Alphabet, Inc. , Class C , NVS
(a)
................ 3,842,251 464,797,104
IAC, Inc.
(a) (b)
............................ 58,452 3,670,786
Match Group, Inc.
(a)
....................... 206,723 8,651,357
Meta Platforms, Inc. , Class A
(a)
................ 1,650,235 473,584,440
Pinterest, Inc. , Class A
(a)
.................... 445,288 12,174,174
TripAdvisor, Inc.
(a)
........................ 75,656 1,247,567
ZoomInfo Technologies, Inc.
(a) (b)
............... 232,258 5,897,031
1,500,722,224
a
IT Services  —  1 .4%
Accenture PLC , Class A .................... 471,589 145,522,934
Akamai Technologies, Inc.
(a)
.................. 116,246 10,447,028
Amdocs Ltd. ............................ 89,446 8,841,737
Cloudflare, Inc. , Class A
(a) (b)
.................. 214,406 14,015,720
Cognizant Technology Solutions Corp. , Class A ..... 378,435 24,704,237
DXC Technology Co.
(a)
..................... 170,827 4,564,497
EPAM Systems, Inc.
(a) (b)
.................... 40,739 9,156,090
Gartner, Inc.
(a)
........................... 57,392 20,104,991
Globant SA
(a)
............................ 30,113 5,411,908
GoDaddy, Inc. , Class A
(a)
.................... 116,016 8,716,282
International Business Machines Corp. .......... 677,218 90,618,541
Kyndryl Holdings, Inc.
(a)
..................... 158,469 2,104,468
MongoDB, Inc. , Class A
(a)
................... 48,839 20,072,341
Okta, Inc. , Class A
(a)
....................... 113,588 7,877,328
Snowflake, Inc. , Class A
(a) (b)
.................. 231,461 40,732,507
Twilio, Inc. , Class A
(a)
...................... 126,053 8,019,492
VeriSign, Inc.
(a)
.......................... 67,409 15,232,412
436,142,513
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 52,491 4,547,820
Hasbro, Inc. ............................ 99,387 6,437,296
Mattel, Inc.
(a)
............................ 258,204 5,045,306
Peloton Interactive, Inc. , Class A
(a) (b)
............ 239,040 1,838,218
Polaris, Inc.
(b)
........................... 40,942 4,951,116
YETI Holdings, Inc.
(a) (b)
..................... 64,049 2,487,663
25,307,419
a
Life Sciences Tools & Services  —  1 .6%
10X Genomics, Inc. , Class A
(a) (b)
............... 68,197 3,808,121
Agilent Technologies, Inc. ................... 220,357 26,497,929
Avantor, Inc.
(a)
........................... 502,466 10,320,652
Azenta, Inc.
(a)
........................... 50,900 2,376,012
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 15,842 6,006,019
Bio-Techne Corp. ......................... 115,051 9,391,613
Bruker Corp. ............................ 80,329 5,937,920
Charles River Laboratories International, Inc.
(a)
..... 37,370 7,857,043
Danaher Corp. .......................... 490,541 117,729,840
ICON PLC
(a)
............................ 60,696 15,186,139
Illumina, Inc.
(a)
........................... 117,867 22,098,884
IQVIA Holdings, Inc.
(a)
...................... 137,348 30,871,710
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 86,745 1,078,240
Medpace Holdings, Inc.
(a)
................... 17,343 4,165,268

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.
(a)
............. 16,229 $ 21,286,606
QIAGEN NV
(a)
........................... 170,574 7,680,947
Repligen Corp.
(a)
......................... 40,764 5,766,475
Revvity, Inc. ............................ 94,447 11,219,359
Sotera Health Co.
(a) (b)
...................... 78,793 1,484,460
Syneos Health, Inc. , Class A
(a)
................ 76,239 3,212,711
Thermo Fisher Scientific, Inc. ................. 287,927 150,225,912
Waters Corp.
(a) (b)
......................... 43,612 11,624,343
West Pharmaceutical Services, Inc. ............ 55,516 21,233,205
497,059,408
a
Machinery  —  1 .9%
AGCO Corp. ............................ 46,048 6,051,628
Allison Transmission Holdings, Inc. ............. 68,823 3,885,747
Caterpillar, Inc. .......................... 384,903 94,705,383
CNH Industrial N.V. ....................... 727,829 10,480,738
Crane Co. .............................. 36,171 3,223,560
Crane NXT Co. .......................... 36,171 2,041,491
Cummins, Inc. ........................... 105,842 25,948,225
Deere & Co. ............................ 203,591 82,493,037
Donaldson Co., Inc. ....................... 90,496 5,656,905
Dover Corp. ............................ 104,414 15,416,727
Esab Corp. ............................. 42,471 2,826,020
Flowserve Corp. ......................... 94,362 3,505,548
Fortive Corp. ............................ 264,899 19,806,498
Gates Industrial Corp. PLC
(a)
................. 90,098 1,214,521
Graco, Inc. ............................. 124,458 10,746,948
IDEX Corp. ............................. 56,254 12,109,236
Illinois Tool Works, Inc. ..................... 226,006 56,537,661
Ingersoll Rand, Inc. ....................... 301,456 19,703,164
ITT, Inc. ............................... 61,824 5,762,615
Lincoln Electric Holdings, Inc. ................ 41,878 8,318,227
Middleby Corp. (The)
(a)
..................... 39,664 5,863,529
Nordson Corp. ........................... 42,757 10,611,432
Oshkosh Corp. .......................... 48,440 4,194,420
Otis Worldwide Corp. ...................... 307,960 27,411,520
PACCAR, Inc. ........................... 383,294 32,062,543
Parker-Hannifin Corp. ...................... 95,170 37,120,107
Pentair PLC ............................ 121,325 7,837,595
RBC Bearings, Inc.
(a)
...................... 21,050 4,577,744
Snap-on, Inc. ........................... 38,760 11,170,245
Stanley Black & Decker, Inc. ................. 114,017 10,684,533
Timken Co. (The) ......................... 46,272 4,235,276
Toro Co. (The) ........................... 77,737 7,901,966
Westinghouse Air Brake Technologies Corp. ....... 132,796 14,563,737
Xylem, Inc. ............................. 175,973 19,818,079
588,486,605
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a) (b)
........................... 43,780 3,368,871
a
Media  —  0 .8%
Cable One, Inc. .......................... 4,427 2,908,893
Charter Communications, Inc. , Class A
(a) (b)
........ 76,388 28,062,660
Comcast Corp. , Class A .................... 3,082,030 128,058,347
DISH Network Corp. , Class A
(a) (b)
.............. 184,008 1,212,613
Fox Corp. , Class A , NVS .................... 217,610 7,398,740
Fox Corp. , Class B ........................ 99,299 3,166,645
Interpublic Group of Companies, Inc. (The) ....... 289,164 11,155,947
Liberty Broadband Corp. , Class A
(a)
............. 12,451 992,718
Liberty Broadband Corp. , Class C , NVS
(a)
........ 86,361 6,918,380
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 55,409 1,817,969
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
113,987 3,730,795
New York Times Co. (The) , Class A ............. 121,890 4,800,028
News Corp. , Class A , NVS .................. 286,197 5,580,841
Security Shares Value
a
Media (continued)
News Corp. , Class B ...................... 86,633 $ 1,708,403
Nexstar Media Group, Inc. ................... 25,476 4,243,028
Omnicom Group, Inc. ...................... 146,950 13,982,292
Paramount Global , Class A
(b)
................. 8,726 161,954
Paramount Global , Class B , NVS
(b)
............. 434,612 6,914,677
Sirius XM Holdings, Inc.
(b)
................... 521,673 2,363,179
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 328,301 25,351,403
260,529,512
a
Metals & Mining  —  0 .5%
Alcoa Corp. ............................. 133,500 4,529,655
Cleveland-Cliffs, Inc.
(a)
..................... 378,922 6,350,733
Freeport-McMoRan, Inc. .................... 1,063,722 42,548,880
MP Materials Corp. , Class A
(a) (b)
............... 77,491 1,772,994
Newmont Corp. .......................... 596,240 25,435,598
Nucor Corp. ............................ 187,544 30,753,465
Reliance Steel & Aluminum Co. ............... 43,957 11,938,281
Royal Gold, Inc. .......................... 48,833 5,605,052
Southern Copper Corp. ..................... 63,936 4,586,769
SSR Mining, Inc. ......................... 156,515 2,219,383
Steel Dynamics, Inc. ....................... 119,642 13,032,603
United States Steel Corp. ................... 166,786 4,171,318
152,944,731
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
AGNC Investment Corp. .................... 424,877 4,304,004
Annaly Capital Management, Inc. .............. 367,593 7,355,536
Rithm Capital Corp. ....................... 358,664 3,353,508
Starwood Property Trust, Inc. ................. 216,314 4,196,492
19,209,540
a
Multi-Utilities  —  0 .7%
Ameren Corp. ........................... 195,826 15,993,109
CenterPoint Energy, Inc. .................... 471,727 13,750,842
CMS Energy Corp. ........................ 216,911 12,743,521
Consolidated Edison, Inc. ................... 258,486 23,367,134
Dominion Energy, Inc. ...................... 624,236 32,329,183
DTE Energy Co. ......................... 153,460 16,883,669
NiSource, Inc. ........................... 306,990 8,396,177
Public Service Enterprise Group, Inc. ........... 370,807 23,216,226
Sempra Energy .......................... 235,110 34,229,665
WEC Energy Group, Inc. .................... 236,778 20,893,291
201,802,817
a
Office REITs  —  0 .1%
Alexandria Real Estate Equities, Inc. ............ 128,794 14,616,831
Boston Properties, Inc. ..................... 116,867 6,730,371
Cousins Properties, Inc. .................... 114,999 2,621,977
Highwoods Properties, Inc. .................. 81,126 1,939,723
Kilroy Realty Corp. ........................ 85,938 2,585,874
Vornado Realty Trust ...................... 133,175 2,415,794
30,910,570
a
Oil, Gas & Consumable Fuels  —  3 .7%
Antero Midstream Corp. .................... 253,062 2,935,519
Antero Resources Corp.
(a)
................... 215,807 4,970,035
APA Corp. ............................. 231,039 7,894,603
Cheniere Energy, Inc. ...................... 180,637 27,521,853
Chesapeake Energy Corp. .................. 94,468 7,905,082
Chevron Corp. ........................... 1,290,116 202,999,753
ConocoPhillips .......................... 905,643 93,833,671
Coterra Energy, Inc. ....................... 563,922 14,267,227
Devon Energy Corp. ....................... 477,464 23,080,610
Diamondback Energy, Inc. ................... 134,243 17,634,160
DT Midstream, Inc. ........................ 71,552 3,546,833
EOG Resources, Inc. ...................... 439,213 50,263,536

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
EQT Corp. ............................. 268,455 $ 11,041,554
Exxon Mobil Corp. ........................ 3,030,593 325,031,099
Hess Corp. ............................. 207,032 28,146,000
HF Sinclair Corp. ......................... 105,208 4,693,329
Kinder Morgan, Inc. , Class P ................. 1,461,150 25,161,003
Marathon Oil Corp. ........................ 462,870 10,655,267
Marathon Petroleum Corp. .................. 328,891 38,348,691
New Fortress Energy, Inc. , Class A ............. 41,129 1,101,435
Occidental Petroleum Corp. .................. 519,758 30,561,770
ONEOK, Inc. ............................ 333,450 20,580,534
Ovintiv, Inc. ............................. 183,397 6,981,924
PDC Energy, Inc. ......................... 65,424 4,654,263
Phillips 66 .............................. 343,327 32,746,529
Pioneer Natural Resources Co. ............... 173,426 35,930,399
Range Resources Corp. .................... 175,410 5,157,054
Southwestern Energy Co.
(a)
.................. 822,793 4,944,986
Targa Resources Corp. ..................... 167,639 12,757,328
Texas Pacific Land Corp. .................... 4,325 5,693,863
Valero Energy Corp. ....................... 268,566 31,502,792
Williams Companies, Inc. (The) ............... 911,437 29,740,189
1,122,282,891
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 47,836 3,586,743
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 95,238 5,064,757
American Airlines Group, Inc.
(a) (b)
.............. 477,696 8,569,866
Delta Air Lines, Inc.
(a)
...................... 479,922 22,815,492
Southwest Airlines Co. ..................... 442,556 16,024,953
United Airlines Holdings, Inc.
(a)
................ 244,308 13,405,180
65,880,248
a
Personal Care Products  —  0 .1%
Coty, Inc. , Class A
(a) (b)
...................... 257,019 3,158,764
Estee Lauder Companies, Inc. (The) , Class A ...... 171,817 33,741,422
Olaplex Holdings, Inc.
(a) (b)
................... 91,746 341,295
37,241,481
a
Pharmaceuticals  —  3 .9%
Bristol-Myers Squibb Co. .................... 1,569,917 100,396,192
Catalent, Inc.
(a) (b)
......................... 133,286 5,779,281
Elanco Animal Health, Inc.
(a) (b)
................ 365,159 3,673,500
Eli Lilly & Co. ........................... 631,382 296,105,530
Jazz Pharmaceuticals PLC
(a)
................. 46,350 5,746,010
Johnson & Johnson ....................... 1,940,645 321,215,560
Merck & Co., Inc. ......................... 1,895,063 218,671,320
Organon & Co. .......................... 188,089 3,914,132
Perrigo Co. PLC ......................... 102,296 3,472,949
Pfizer, Inc. ............................. 4,216,903 154,676,002
Royalty Pharma PLC , Class A ................ 277,086 8,517,624
Viatris, Inc. ............................. 898,196 8,963,996
Zoetis, Inc. , Class A ....................... 344,957 59,405,045
1,190,537,141
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 308,243 67,748,729
Booz Allen Hamilton Holding Corp. , Class A ....... 97,308 10,859,573
Broadridge Financial Solutions, Inc. ............ 87,572 14,504,550
CACI International, Inc. , Class A
(a)
............. 17,110 5,831,772
Ceridian HCM Holding, Inc.
(a) (b)
................ 109,819 7,354,578
Clarivate PLC
(a) (b)
......................... 359,262 3,423,767
Concentrix Corp. ......................... 31,389 2,534,662
Dun & Bradstreet Holdings, Inc. ............... 185,626 2,147,693
Equifax, Inc.
(b)
........................... 91,217 21,463,360
FTI Consulting, Inc.
(a) (b)
..................... 24,929 4,741,496
Security Shares Value
a
Professional Services (continued)
Genpact Ltd. ............................ 136,045 $ 5,111,211
Jacobs Solutions, Inc. ...................... 94,089 11,186,241
KBR, Inc. .............................. 102,201 6,649,197
Leidos Holdings, Inc. ...................... 102,799 9,095,656
ManpowerGroup, Inc. ...................... 38,186 3,031,968
Paychex, Inc. ........................... 241,092 26,970,962
Paycom Software, Inc. ..................... 38,616 12,405,004
Paycor HCM, Inc.
(a) (b)
...................... 42,016 994,519
Paylocity Holding Corp.
(a)
................... 30,345 5,599,563
Robert Half International, Inc. ................. 79,614 5,988,565
Science Applications International Corp. ......... 40,456 4,550,491
SS&C Technologies Holdings, Inc. ............. 161,827 9,806,716
TransUnion ............................. 142,425 11,156,150
Verisk Analytics, Inc. ....................... 106,293 24,025,407
277,181,830
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 230,749 18,623,752
CoStar Group, Inc.
(a)
....................... 300,741 26,765,949
Howard Hughes Corp. (The)
(a) (b)
............... 24,706 1,949,797
Jones Lang LaSalle, Inc.
(a) (b)
.................. 35,870 5,588,546
Zillow Group, Inc. , Class A
(a)
................. 41,543 2,043,916
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 114,923 5,776,030
60,747,990
a
Residential REITs  —  0 .4%
American Homes 4 Rent , Class A .............. 247,952 8,789,898
Apartment Income REIT Corp. ................ 113,406 4,092,823
AvalonBay Communities, Inc. ................ 104,231 19,727,801
Camden Property Trust ..................... 78,243 8,518,315
Equity LifeStyle Properties, Inc. ............... 131,335 8,784,998
Equity Residential ........................ 276,741 18,256,604
Essex Property Trust, Inc. ................... 47,775 11,193,683
Invitation Homes, Inc. ...................... 456,116 15,690,390
Mid-America Apartment Communities, Inc. ........ 86,181 13,087,447
Sun Communities, Inc. ..................... 91,855 11,983,403
UDR, Inc. .............................. 246,803 10,602,657
130,728,019
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 66,255 4,332,415
Brixmor Property Group, Inc. ................. 221,016 4,862,352
Federal Realty Investment Trust ............... 59,234 5,732,074
Kimco Realty Corp. ....................... 455,749 8,987,370
NNN REIT, Inc. .......................... 133,794 5,725,045
Realty Income Corp. ....................... 492,441 29,443,047
Regency Centers Corp. .................... 128,389 7,930,589
Simon Property Group, Inc. .................. 241,725 27,914,403
Spirit Realty Capital, Inc. .................... 103,664 4,082,288
99,009,583
a
Semiconductors & Semiconductor Equipment  —  6 .6%
Advanced Micro Devices, Inc.
(a)
............... 1,196,480 136,291,037
Allegro MicroSystems, Inc.
(a)
................. 48,378 2,183,783
Analog Devices, Inc. ....................... 376,767 73,397,979
Applied Materials, Inc. ..................... 629,426 90,977,234
Broadcom, Inc. .......................... 304,530 264,158,458
Cirrus Logic, Inc.
(a) (b)
....................... 40,303 3,264,946
Enphase Energy, Inc.
(a) (b)
.................... 99,432 16,652,871
Entegris, Inc.
(b)
.......................... 110,275 12,220,676
First Solar, Inc.
(a) (b)
........................ 78,918 15,001,523
GlobalFoundries, Inc.
(a) (b)
.................... 58,398 3,771,343
Intel Corp. ............................. 3,117,609 104,252,845
KLA Corp. .............................. 102,231 49,584,080
Lam Research Corp. ...................... 99,977 64,271,214

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.
(a)
................ 102,360 $ 9,833,725
Marvell Technology, Inc. .................... 637,296 38,097,555
Microchip Technology, Inc. ................... 401,077 35,932,488
Micron Technology, Inc. ..................... 816,022 51,499,148
MKS Instruments, Inc. ..................... 49,406 5,340,789
Monolithic Power Systems, Inc. ............... 33,799 18,259,234
NVIDIA Corp. ........................... 1,772,779 749,920,973
ON Semiconductor Corp.
(a)
.................. 323,547 30,601,075
Qorvo, Inc.
(a)
............................ 74,445 7,595,623
QUALCOMM, Inc. ........................ 833,194 99,183,414
Skyworks Solutions, Inc. .................... 118,720 13,141,117
Teradyne, Inc. ........................... 117,087 13,035,296
Texas Instruments, Inc. ..................... 676,572 121,796,491
Universal Display Corp. .................... 34,778 5,012,553
Wolfspeed, Inc.
(a) (b)
........................ 91,758 5,100,827
2,040,378,297
a
Software  —  10 .3%
Adobe, Inc.
(a)
............................ 342,003 167,236,047
Alteryx, Inc. , Class A
(a) (b)
.................... 43,904 1,993,242
ANSYS, Inc.
(a)
........................... 64,852 21,418,670
AppLovin Corp. , Class A
(a) (b)
.................. 169,830 4,369,726
Aspen Technology, Inc.
(a) (b)
................... 19,915 3,337,953
Atlassian Corp. , Class A
(a) (b)
.................. 109,114 18,310,420
Autodesk, Inc.
(a)
.......................... 160,104 32,758,879
Bentley Systems, Inc. , Class B
(b)
............... 143,072 7,758,795
BILL Holdings, Inc.
(a) (b)
...................... 76,446 8,932,715
Black Knight, Inc.
(a)
........................ 115,942 6,925,216
Cadence Design Systems, Inc.
(a)
.............. 201,442 47,242,178
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 149,881 1,680,166
Confluent, Inc. , Class A
(a) (b)
.................. 137,780 4,865,012
Crowdstrike Holdings, Inc. , Class A
(a) (b)
.......... 156,813 23,031,125
Datadog, Inc. , Class A
(a)
.................... 203,407 20,011,181
DocuSign, Inc.
(a) (b)
........................ 150,766 7,702,635
Dolby Laboratories, Inc. , Class A .............. 45,429 3,801,499
DoubleVerify Holdings, Inc.
(a) (b)
................ 83,710 3,257,993
Dropbox, Inc. , Class A
(a) (b)
................... 202,793 5,408,489
Dynatrace, Inc.
(a)
......................... 160,240 8,247,553
Elastic NV
(a)
............................ 56,082 3,595,978
Fair Isaac Corp.
(a)
......................... 18,224 14,747,043
Five9, Inc.
(a)
............................ 51,247 4,225,315
Fortinet, Inc.
(a)
........................... 489,326 36,988,152
Gen Digital, Inc. .......................... 410,141 7,608,116
Gitlab, Inc. , Class A
(a)
...................... 36,386 1,859,688
Guidewire Software, Inc.
(a)
................... 61,886 4,708,287
HashiCorp, Inc. , Class A
(a)
................... 69,129 1,809,797
HubSpot, Inc.
(a)
.......................... 34,024 18,103,830
Informatica, Inc. , Class A
(a) (b)
................. 25,099 464,331
Intuit, Inc. .............................. 203,605 93,289,775
Manhattan Associates, Inc.
(a)
................. 45,927 9,179,889
Microsoft Corp. .......................... 5,552,535 1,890,860,269
nCino, Inc.
(a) (b)
........................... 51,700 1,557,204
NCR Corp.
(a)
............................ 97,916 2,467,483
New Relic, Inc.
(a)
......................... 39,088 2,557,919
Nutanix, Inc. , Class A
(a)
..................... 171,050 4,797,952
Oracle Corp. ............................ 1,134,969 135,163,458
Palantir Technologies, Inc. , Class A
(a)
........... 1,395,308 21,390,072
Palo Alto Networks, Inc.
(a) (b)
.................. 221,336 56,553,561
Pegasystems, Inc. ........................ 31,025 1,529,532
Procore Technologies, Inc.
(a) (b)
................ 58,483 3,805,489
PTC, Inc.
(a)
............................. 81,042 11,532,277
RingCentral, Inc. , Class A
(a) (b)
................. 64,127 2,098,877
Roper Technologies, Inc. .................... 78,904 37,937,043
Salesforce, Inc.
(a)
......................... 706,419 149,238,078
SentinelOne, Inc. , Class A
(a) (b)
................ 148,391 2,240,704
Security Shares Value
a
Software (continued)
ServiceNow, Inc.
(a) (b)
....................... 152,029 $ 85,435,737
Smartsheet, Inc. , Class A
(a)
.................. 96,070 3,675,638
Splunk, Inc.
(a)
........................... 121,423 12,881,766
Synopsys, Inc.
(a)
......................... 113,202 49,289,283
Teradata Corp.
(a)
......................... 75,705 4,043,404
Tyler Technologies, Inc.
(a)
................... 30,762 12,811,450
UiPath, Inc. , Class A
(a) (b)
.................... 277,190 4,593,038
Unity Software, Inc.
(a) (b)
..................... 214,006 9,292,141
VMware, Inc. , Class A
(a)
.................... 160,185 23,016,983
Workday, Inc. , Class A
(a)
.................... 147,384 33,292,572
Zoom Video Communications, Inc. , Class A
(a)
...... 184,234 12,505,804
Zscaler, Inc.
(a)
........................... 65,054 9,517,400
3,178,954,829
a
Specialized REITs  —  1 .1%
American Tower Corp. ..................... 347,038 67,304,550
Crown Castle, Inc. ........................ 322,735 36,772,426
CubeSmart ............................. 166,727 7,446,028
Digital Realty Trust, Inc. .................... 216,775 24,684,169
EPR Properties .......................... 54,841 2,566,559
Equinix, Inc. ............................ 69,562 54,532,434
Extra Space Storage, Inc. ................... 99,179 14,762,794
Gaming and Leisure Properties, Inc. ............ 187,556 9,088,964
Iron Mountain, Inc. ........................ 213,981 12,158,400
Lamar Advertising Co. , Class A ............... 64,120 6,363,910
Life Storage, Inc. ......................... 62,480 8,307,341
National Storage Affiliates Trust ............... 62,679 2,183,109
Public Storage ........................... 116,859 34,108,805
Rayonier, Inc. ........................... 109,562 3,440,247
SBA Communications Corp. , Class A ............ 80,025 18,546,594
VICI Properties, Inc. ....................... 751,704 23,626,057
Weyerhaeuser Co. ........................ 551,243 18,472,153
344,364,540
a
Specialty Retail  —  2 .1%
Advance Auto Parts, Inc. .................... 45,130 3,172,639
AutoNation, Inc.
(a)
......................... 22,677 3,732,861
AutoZone, Inc.
(a)
......................... 13,685 34,121,632
Bath & Body Works, Inc. .................... 169,904 6,371,400
Best Buy Co., Inc. ........................ 145,091 11,890,207
Burlington Stores, Inc.
(a)
.................... 48,767 7,675,438
CarMax, Inc.
(a) (b)
.......................... 118,380 9,908,406
Dick's Sporting Goods, Inc. .................. 44,746 5,914,974
Five Below, Inc.
(a)
......................... 40,754 8,009,791
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 76,562 7,959,385
GameStop Corp. , Class A
(a) (b)
................. 198,944 4,824,392
Gap, Inc. (The) .......................... 147,409 1,316,362
Home Depot, Inc. (The) .................... 755,582 234,713,992
Lithia Motors, Inc. ........................ 19,927 6,060,000
Lowe's Companies, Inc. .................... 445,670 100,587,719
Murphy USA, Inc. ........................ 14,710 4,576,428
O'Reilly Automotive, Inc.
(a)
................... 45,484 43,450,865
Penske Automotive Group, Inc.
(b)
.............. 14,948 2,490,785
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 59,420 528,838
RH
(a) (b)
................................ 12,107 3,990,346
Ross Stores, Inc. ......................... 250,183 28,053,020
TJX Companies, Inc. (The) .................. 858,382 72,782,210
Tractor Supply Co. ........................ 81,576 18,036,454
Ulta Beauty, Inc.
(a)
........................ 37,667 17,725,902
Valvoline, Inc. ........................... 125,805 4,718,946
Victoria's Secret & Co.
(a) (b)
................... 61,718 1,075,745
Wayfair, Inc. , Class A
(a) (b)
.................... 59,206 3,848,982
Williams-Sonoma, Inc. ..................... 49,511 6,195,807
653,733,526
a

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  7 .2%
Apple, Inc. ............................. 11,134,186 $ 2,159,698,059
Hewlett Packard Enterprise Co. ............... 959,139 16,113,535
HP, Inc. ............................... 643,638 19,766,123
NetApp, Inc. ............................ 161,671 12,351,664
Pure Storage, Inc. , Class A
(a)
................. 211,036 7,770,346
Western Digital Corp.
(a)
..................... 236,798 8,981,748
2,224,681,475
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Capri Holdings Ltd.
(a)
...................... 93,569 3,358,191
Carter's, Inc. ............................ 27,756 2,015,086
Columbia Sportswear Co. ................... 26,039 2,011,252
Crocs, Inc.
(a)
............................ 45,293 5,092,745
Deckers Outdoor Corp.
(a)
.................... 19,575 10,328,945
Lululemon Athletica, Inc.
(a)
................... 82,893 31,375,001
Nike, Inc. , Class B ........................ 886,281 97,818,834
PVH Corp. ............................. 47,259 4,015,597
Ralph Lauren Corp. , Class A ................. 30,859 3,804,915
Skechers USA, Inc. , Class A
(a)
................ 101,400 5,339,724
Tapestry, Inc. ............................ 177,065 7,578,382
Under Armour, Inc. , Class A
(a)
................. 146,628 1,058,654
Under Armour, Inc. , Class C
(a)
................ 137,513 922,712
VF Corp. .............................. 264,755 5,054,173
179,774,211
a
Tobacco  —  0 .6%
Altria Group, Inc. ......................... 1,331,212 60,303,904
Philip Morris International, Inc. ................ 1,156,658 112,912,954
173,216,858
a
Trading Companies & Distributors  —  0 .4%
Air Lease Corp. , Class A .................... 77,158 3,229,062
Core & Main, Inc. , Class A
(a) (b)
................ 64,091 2,008,612
Fastenal Co. ............................ 425,341 25,090,866
Ferguson PLC ........................... 153,700 24,178,547
MSC Industrial Direct Co., Inc. , Class A .......... 35,531 3,385,394
SiteOne Landscape Supply, Inc.
(a) (b)
............. 32,891 5,504,638
Security Shares Value
a
Trading Companies & Distributors (continued)
United Rentals, Inc. ....................... 51,106 $ 22,761,079
Univar Solutions, Inc.
(a)
..................... 115,486 4,139,018
Watsco, Inc. ............................ 24,340 9,284,980
WESCO International, Inc. ................... 32,889 5,889,104
WW Grainger, Inc. ........................ 33,253 26,222,983
131,694,283
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 145,662 20,793,251
Essential Utilities, Inc. ...................... 180,941 7,221,355
28,014,606
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc.
(a)
....................... 404,787 56,224,914
a
Total Long-Term Investments — 99.8%
(Cost: $ 25,897,267,392 ) .............................. 30,666,329,040
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.31%
(c) (d) (e)
...................... 461,412,832 461,505,114
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.09%
(c) (d)
............................ 57,471,160 57,471,160
a
Total Short-Term Securities — 1.7%
(Cost: $ 518,723,271 ) ................................ 518,976,274
Total Investments — 101.5%
(Cost: $ 26,415,990,663 ) .............................. 31,185,305,314
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (467,581,167)
Net Assets — 100.0% ................................. $ 30,717,724,147
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
  Shares Held
at 06/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 415,800,305  $ 45,736,396
(a)
$ —  $ 15,541  $ (47,128) $ 461,505,114  461,412,832  $ 1,263,839
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 42,252,528  15,218,632
(a)
—  —  —  57,471,160  57,471,160  562,339  —
BlackRock, Inc. ... 74,212,099  3,578,552  (3,578,469) 1,050,120  1,422,446  76,684,748  110,954  554,770  —
$ 1,065,661  $ 1,375,318
$ 595,661,022
$ 2,380,948  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 211 09/15/23 $ 47,351 $ 1,538,815
E-Mini S&P MidCap 400 Index ............................................................. 13 09/15/23 3,437 81,665
$ 1,620,480
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 30,666,258,474  $ 70,566  $ —  $ 30,666,329,040
Short-Term Securities
Money Market Funds ...................................... 518,976,274  —  —  518,976,274
$ 31,185,234,748  $ 70,566  $ —  $ 31,185,305,314
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,620,480  $ —  $ —  $ 1,620,480
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust